Leases	6 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

Note 7 — Leases

Operating lease

In February, 2021, the Group took delivery of the Top Advancer, a 2016-built bulk carrier for a 59-month bareboat charter-in agreement. No purchase option or obligation clause is stipulated in the bareboat charter contract. The Group has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is an operating lease. Consequently, the Group has recognized an operating lease liability based on the net present value of the remaining charter-in payments based on rate at the lease commencement and an operating lease right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability. Any changes resulted from the index or rate change is charged to expense during the period they occur.

For the six months ended December 31, 2024 and 2023, cash paid for operating lease liabilities amounted to $1,682,250 and $1,274,106, respectively.

The components of lease expenses for the six months ended December 31, 2024 and 2023 were as follows:

	For the six months ended December 31, 2024	For the six months ended December 31, 2023
Fixed operating lease	$1,579,139	$1,579,139
Variable operating lease	103,111	(305,033)
Total lease expense	$1,682,250	$1,274,106

The variable operating lease expense depending on the BSI (Baltic Supramax index) published by the Baltic Exchange is measured on a monthly basis and recognized during the period in which it incurred.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31, 2024	As of June 30, 2024
Right-of-use assets-operating lease, net	$3,089,271	$4,587,352
Operating lease liabilities – current	$2,942,590	$3,026,234
Operating lease liabilities – non-current	—	1,572,994
Total operating lease liabilities	$2,942,590	$4,599,228

The weighted average remaining lease terms and discount rate for operating lease were as follows as of December 31, 2024 and June 30, 2024:

	As of December 31, 2024	As of June 30, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1 years	1.5 years
Weighted average discount rate	4.16%	4.16%

The following is a schedule of maturities of operating lease liabilities (excluding variable payments) as of December 31, 2024:

For the period ending June 30,
2025	1,419,847
For the year ending June 30,
2026	$1,591,749
2027	—
Total future minimum lease payments	$3,011,596
Less: imputed interest	69,006
Present value of lease liabilities	$2,942,590

Short-term operating lease

The Group leased office space from a related party with fixed lease term of 1 year with no purchase or renew option. The Group elects not to apply the recognition requirements in ASC 842 to short-term leases and recognizes the lease payments in profit or loss on a straight-line basis over the lease term. Short-term lease expense amounted to $13,795 and $13,979 for the six months ended December 31, 2024 and 2023.

Financing leases

In September, 2018, the Group took delivery of Top Diligence, a 2018-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement with Topsheen Shipping Group Limited (a related party, see Note 9). The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period.

The Group has performed an assessment for Top Diligence considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Group has recognized vessel, net and a finance lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the rate implicit in the lease (7.4%). As of December 31, 2024 and June 30, 2024, the outstanding balance of lease liabilities was $7,524,062 and $8,337,978, respectively, and is repayable in 44 months and 50 months in consecutive monthly installments, with an estimated purchase option of $1,490,000.

In October, 2019, the Group took delivery of Top Elegance, a 2019-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement with Topsheen Shipping Group Limited (a related party, see Note 9). The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period. The Group has performed an assessment for Top Elegance considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Group has recognized a finance lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the rate implicit in the lease (7.8%). As of December 31, 2024 and June 30, 2024, the outstanding balance of lease liabilities was $8,054,394 and $8,866,762, respectively, and is repayable in 48 months and 54 months in consecutive monthly installments, with an estimated purchase option of $1,490,000.

The total amount of financing lease expense, including amortization and interest expenses recognized in the unaudited condensed combined and consolidated statements of income for the six months ended December 31, 2024 and 2023 were as follows:

	For the six months ended December 31, 2024	For the six months ended December 31, 2023
Depreciation expenses	$1,352,424	$1,352,424
Interest expenses-fixed	629,263	752,717
Interest expenses-variable	277,905	193,179
Total	2,259,592	2,298,320

The variable interest expenses depending on LIBOR (later replaced by SOFR) are measured on a monthly basis and recognized during the period in which they are incurred.

Supplemental balance sheet information related to financing leases was as follows:

	As of December 31, 2024	As of June 30, 2024
Right-of-use assets-financing lease, net (included in Vessels, net, see Note 3)	$37,420,835	$40,753,604
Financing lease liabilities – current	3,263,573	3,256,190
Financing lease liabilities – non-current	12,314,883	13,948,550
Total financing lease liabilities	$15,578,456	$17,204,740

The weighted average remaining lease terms and discount rates for financing leases were as follows as of December 31, 2024:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.84 years
Weighted average discount rate	7.61%

The weighted average remaining lease terms and discount rates for financing leases were as follows as of June 30, 2024:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.34 years
Weighted average discount rate	7.61%

The following is a schedule of maturities of financing lease liabilities (excluding variable payments) as of December 31, 2024:

For the period ending June 30,
2025	$2,197,244
For the year ending June 30,
2026	4,219,574
2027	3,986,356
2028	3,753,139
Thereafter	4,182,754
Total future minimum lease payments	$18,339,067
Less: imputed interest	2,760,611
Present value of lease liabilities	$15,578,456